Equity-Accounted Investments	12 Months Ended
Dec. 31, 2020
Disclosure of joint ventures [abstract]
Equity-Accounted Investments	Equity-Accounted Investments
The Partnership has investments in two separate joint ventures, whereby the parties that have joint control of the arrangement have the rights to the net assets of the joint arrangement. Please refer to note 2d(ii) - Joint ventures.
Libra Joint Venture
The Partnership's investment in the Libra Joint Venture (as defined below) includes its investments in the below entities:

Name of Joint Venture	State or Jurisdiction of Incorporation	Proportion of Ownership Interest
OOG-TK Libra GmbH	Austria	50%
OOG-TK Libra GmbH & Co KG	Austria	50%
OOGTK Libra Operator Holdings Limited	Cayman Islands	50%
OOGTK Libra Producao de Petroleo Ltda	Brazil	50%
TK-Ocyan Libra Oil Services Ltd.	Cayman Islands	50%
In October 2014, the Partnership sold a 1995-built shuttle tanker to OOG-TK Libra GmbH & Co KG (or Libra Joint Venture), a 50/50 joint venture between the Partnership and Ocyan S.A. (or Ocyan) which vessel was converted to an FPSO unit for the Libra field in Brazil. The FPSO unit commenced operations in late-2017. Included in the joint venture is a ten-year plus construction period loan facility, which as at December 31, 2020 had an outstanding balance of $529.1 million (December 31, 2019 - $586.5 million). The interest payments of the loan facility are based on LIBOR, plus a margin of 2.65%. The final payment under the loan facility is due October 2027. In addition, the Libra Joint Venture entered into ten-year interest rate swap agreements, with an aggregate notional amount of $483.5 million as at December 31, 2020 (December 31, 2019 - $536.1 million), which amortize quarterly over the term of the agreements. These interest rate swap agreements exchange the receipt of LIBOR-based interest for the payment of a weighted average fixed rate of 2.52%. These interest rate swap agreements are not designated as qualifying cash flow hedging relationships for accounting purposes.
Itajai Joint Venture
The Partnership's investment in the Itajai Joint Venture (as defined below) includes its investments in the below entities:

Name of Joint Venture	State or Jurisdiction of Incorporation	Proportion of Ownership Interest
OOG-TKP FPSO GmbH	Austria	50%
OOG-TKP FPSO GmbH & Co KG	Austria	50%
OOG-TKP Oil Services Ltd.	Cayman Islands	50%
OOG-TKP Operator Holdings Limited	Cayman Islands	50%
OOG-TKP Producao de Petroleo Ltda	Brazil	50%
In June 2013, the Partnership acquired its interest in OOG-TKP FPSO GmbH & Co KG (or Itajai Joint Venture), a 50/50 joint venture between the Partnership and Ocyan, which owns the Cidade de Itajai FPSO unit currently operating in Brazil. Included in the joint venture is a term loan facility, which was amended during the year ended December 31, 2020 and as at December 31, 2020 had an outstanding balance of $53.4 million (December 31, 2019 - $105.9 million). The interest payments on the amended loan facility are based on LIBOR, plus a margin of 3.50%. The final payment under the amended loan facility is due April 2022. As part of the amendment of the loan facility, the joint venture terminated the associated interest rate swap agreements and as at December 31, 2020, the joint venture held no interest rate swap agreements (December 31, 2019 - total interest rate swap agreements with a notional balance of $105.9 million).
The Partnership relies on the expertise and relationships that its joint ventures and joint venture partners may have with current and potential customers to jointly pursue FPSO projects and provide assistance in competing in new markets.
As at December 31, 2020 and 2019, and January 1, 2019, the Partnership had total investments of $241.7 million, $232.2 million and $208.8 million, respectively, in its equity-accounted investments. No indicators of impairment existed as at December 31, 2020 and 2019, nor January 1, 2019.
The following tables presents summarized financial information assuming a 100% ownership interest in the Partnership’s equity-accounted investments.

	December 31, 2020			December 31, 2019			January 1, 2019
	Libra Joint Venture	Itajai Joint Venture	Total	Libra Joint Venture	Itajai Joint Venture	Total	Libra Joint Venture	Itajai Joint Venture	Total
	$	$	$	$	$	$	$	$	$
Current assets	123,576	29,605	153,181	126,154	33,565	159,719	114,949	34,314	149,263
Non-current assets	765,239	278,113	1,043,352	813,330	306,178	1,119,508	877,719	308,064	1,185,783
Current liabilities	83,028	43,681	126,709	80,321	46,741	127,062	87,392	47,403	134,795
Non-current liabilities	567,474	18,888	586,362	611,457	76,277	687,734	668,689	113,923	782,612
Net assets	238,313	245,149	483,462	247,706	216,725	464,431	236,587	181,052	417,639
Ownership interest	50%	50%	50%	50%	50%	50%	50%	50%	50%
Equity-accounted investments	119,157	122,575	241,731	123,853	108,363	232,216	118,294	90,526	208,819
Cash and cash equivalents	8,450	10,396	18,846	7,972	10,556	18,528	66,217	23,417	89,634
Current financial liabilities	66,223	35,533	101,756	62,676	35,954	98,630	58,281	31,782	90,063
Non-current financial liabilities	495,861	18,546	514,407	530,588	71,836	602,424	579,156	105,382	684,538

			Year ended December 31,
	2020	2020	2020	2019	2019	2019
	Libra Joint Venture	Itajai Joint Venture	Total	Libra Joint Venture	Itajai Joint Venture	Total
	$	$	$	$	$	$
Revenues	181,734	82,170	263,904	181,172	84,275	265,447
Depreciation and amortization	(48,408)	(16,419)	(64,827)	(47,282)	(16,371)	(63,653)
Interest expense	(20,493)	(8,373)	(28,866)	(34,798)	(6,938)	(41,736)
Interest income	83	170	253	203	—	203
Income tax (expense) recovery	(100)	(534)	(634)	(166)	(330)	(496)
Net income (loss) and other comprehensive income (loss)	43,882	27,960	71,842	34,686	32,850	67,536
Ownership interest	50%	50%	50%	50%	50%	50%
Equity-accounted income (loss)	21,941	13,980	35,921	17,343	16,425	33,768
Dividends received by the Partnership	27,492	2,250	29,742	15,405	2,250	17,655

The Partnership's investment in equity-accounted investments and its interest in the net income of its equity-accounted investments are included in the Partnership's FPSO segment.
Non-Wholly Owned Subsidiaries
The following tables present the assets and liabilities from the Partnership’s investments in non-wholly owned subsidiaries as at December 31, 2020, December 31, 2019 and January 1, 2019, as well as of revenues, net income, other comprehensive income and distributions for the year ended December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019	January 1, 2019
	$	$	$
Current assets	38,902	30,977	19,937
Non-current assets	48,960	88,457	128,628
Current liabilities	44,109	24,371	18,732
Non-current liabilities	—	28,847	41,502

	Year Ended December 31,
	2020	2019
	$	$
Revenues	47,050	55,655
Net income (loss) and other comprehensive income (loss)	(12,759)	(15,106)
Distributions paid to non-controlling interests	(4,750)	(3,636)
The Partnership's investments in non-wholly owned subsidiaries are in its shuttle tanker and FSO segments.